Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Short-term loans:
Bank loans		$ 1,518,467
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[1]	4.25%
Maturities	[1]	May 24, 2024
Bank loans	[1]		979,135
ICBC [Member]
Short-term loans:
Annual Interest Rate	[2]	3.45%
Maturities	[2]	Aug. 30, 2024
Bank loans	[2]	$ 688,023
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Oct. 08, 2024
Bank loans	[3]	$ 784,346
Industrial Bank Co., Ltd. [Member]
Short-term loans:
Annual Interest Rate	[3]	4.60%
Maturities	[3]	Dec. 26, 2024
Bank loans	[3]	$ 1,100,837
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[3]	3.50%
Maturities	[3]	Jun. 16, 2025
Bank loans	[3]	$ 550,418
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.05%
Maturities	[4]	May 16, 2025
Bank loans	[4]	$ 853,148
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Feb. 28, 2025
Bank loans	[3]	$ 275,210
Industrial Bank Co., Ltd. [Member]
Short-term loans:
Annual Interest Rate	[3]	4.80%
Maturities	[3]	Dec. 07, 2023
Bank loans	[3]		1,379,063
China Merchants Bank [Member]
Short-term loans:
Annual Interest Rate	[5]	4.93%
Maturities	[5]	Mar. 29, 2024
Bank loans	[5]		372,347
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[3]	4.00%
Maturities	[3]	Jun. 25, 2024
Bank loans	[3]		551,625
Industrial and Commercial Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	3.65%
Maturities	[2]	Sep. 23, 2023
Bank loans	[2]		689,532
Short-Term Loans [Member]
Short-term loans:
Bank loans		$ 4,251,982	3,971,702
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Bank loans	[1]		330,975
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	May 05, 2027
Bank loans	[4]	$ 33,026
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	Dec. 03, 2026
Bank loans	[4]	$ 192,646
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	Dec. 31, 2026
Bank loans	[4]	$ 189,894
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Bank loans	[1]		772,275
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Bank loans	[1]		55,163
Bank of China Ltd. [Member]
Short-term loans:
Bank loans		$ 415,566	1,158,413
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	May 05, 2027
Bank loans	[4]	$ 132,100
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	Dec. 31, 2026
Bank loans	[4]	$ 712,104
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[4]	4.35%
Maturities	[4]	Dec. 03, 2026
Bank loans	[4]	$ 674,263

[1]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture.
[2]	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.
[3]	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[4]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, Guangzhou Shuzhi, and Pop Culture.
[5]	The loan was guaranteed by Mr. Zhuoqin Huang.